INVESTMENTS-AFFILIATED COMPANIES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 16, 2007
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Sale of Equity Investments			$ 0.0	$ 0.0	$ 6.5
Equity Method Investments	$ 25.2	$ 23.7	25.0	23.3
Earnings of non-consolidated affiliates	$ (0.2)	$ (0.4)	(1.7)	(1.7)	(2.8)
Distributions from our non-consolidated affiliates			0.0	0.0	1.5
Bleach Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost						$ 11.6
Gain (Loss) on Sale of Equity Investments					6.5
Receivable from the sale of an equity method investment			8.5
Proceeds from the sale of an equity method investment			8.8
Earnings of non-consolidated affiliates			$ 0.0	0.0	(0.7)
Bay Gas
Schedule of Equity Method Investments [Line Items]
Limited partner interest (in hundredths)			9.10%
General partner interest (in hundredths)			90.90%
Equity Method Investments			$ 25.0	23.3
Earnings of non-consolidated affiliates			$ (1.7)	$ (1.7)	$ (2.1)